Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 31, 2015
Trading Symbol	CAPN
Entity Registrant Name	Capnia, Inc.
Entity Central Index Key	0001484565
Entity Filer Category	Smaller Reporting Company